COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED SCHEDULE OF INVESTMENTS

September 30, 2020 (Unaudited)

		Shares	Value
COMMON STOCK	56.1%
AIRPORTS—FOREIGN	0.1%
Airports of Thailand PCL (Thailand)		29,200	$52,318
Grupo Aeroportuario del Centro Norte SAB de CV (Mexico)(a)		15,372	70,480

			122,798

COMMUNICATIONS	2.6%
TOWERS
American Tower Corp.		4,188	1,012,365
Crown Castle International Corp.		4,998	832,167
SBA Communications Corp.		2,111	672,311

			2,516,843

COMMUNICATIONS—FOREIGN	0.4%
TOWERS
Cellnex Telecom SA, 144A (Spain)(b)		7,170	435,238

CONSUMER STAPLES	0.6%
FOOD PRODUCTS
Darling Ingredients, Inc.(a)		15,319	551,943

CONSUMER STAPLES—FOREIGN	0.5%
FOOD PRODUCTS
WH Group Ltd., 144A (Hong Kong)(b)		362,345	295,567
Wilmar International Ltd. (China)(SGD)		72,230	234,520

			530,087

CONSUMER—CYCLICAL	0.5%
HOTEL
Boyd Gaming Corp.		10,061	308,772
Caesars Entertainment, Inc.(a)		3,714	208,207

			516,979

CONSUMER—NON-CYCLICAL	2.1%
AGRICULTURE	1.5%
Archer-Daniels-Midland Co.		12,797	594,932
Bunge Ltd.		6,283	287,133
Corteva, Inc.		20,439	588,848

			1,470,913

FOOD PRODUCTS	0.1%
Pilgrim’s Pride Corp.(a)		5,554	83,116

FOOD PRODUCTS—FOREIGN	0.5%
Associated British Foods PLC (United Kingdom)		12,012	289,194
Mowi ASA (Norway)		13,348	237,486

			526,680

TOTAL CONSUMER—NON-CYCLICAL			2,080,709

ELECTRIC	1.3%
Alliant Energy Corp.		3,881	200,454

		Shares	Value
Edison International		2,147	$109,153
Evergy, Inc.		2,912	147,988
Eversource Energy		1,909	159,497
FirstEnergy Corp.		5,026	144,296
NextEra Energy, Inc.		912	253,135
NorthWestern Corp.		2,392	116,347
Portland General Electric Co.		1,971	69,971
Xcel Energy, Inc.		1,713	118,214

			1,319,055

ELECTRIC—FOREIGN	0.9%
Elia Group SA/NV (Belgium)		1,808	180,743
Enel S.p.A. (Italy)		8,592	74,544
Hydro One Ltd., 144A (Canada)(b)		9,472	200,743
Iberdrola SA (Spain)		4,295	52,865
National Grid PLC (United Kingdom)		19,422	223,084
Orsted A/S, 144A (Denmark)(b)		941	129,727

			861,706

ENERGY	5.6%
GAS—DISTRIBUTION—FOREIGN	0.3%
Enn Energy Holdings Ltd. (China)(H shares)		20,157	221,188
Tokyo Gas Co., Ltd. (Japan)		3,000	68,461
Towngas China Co., Ltd. (China)(H shares)		135,000	55,878

			345,527

INTEGRATED OIL & GAS—FOREIGN	0.3%
Royal Dutch Shell PLC, Class B (Netherlands)		22,459	272,362

OIL & GAS	1.8%
Cabot Oil & Gas Corp.		17,543	304,546
Chevron Corp.		1,124	80,928
Cimarex Energy Co.		6,905	167,999
Concho Resources, Inc.		10,344	456,377
EOG Resources, Inc.		12,331	443,176
Renewable Energy Group, Inc.(a)		5,566	297,336

			1,750,362

OIL & GAS—FOREIGN	3.2%
BP PLC (United Kingdom)		320,190	925,982
Lukoil PJSC, ADR (Russia)(USD)		10,194	589,019
Neste Oyj (Finland)		3,815	200,897
Repsol SA (Spain)		86,660	585,441
Suncor Energy, Inc. (Canada)		24,978	305,015

		Shares	Value
TOTAL SA (France)		15,018	$515,756

			3,122,110

TOTAL ENERGY			5,490,361

INDUSTRIAL	1.3%
MACHINERY	1.0%
Deere & Co.		4,332	960,101

MACHINERY—FOREIGN	0.3%
Kubota Corp. (Japan)		19,597	351,124

			1,311,225

INFORMATION TECHNOLOGY—FOREIGN	0.1%
IT CONSULTING & SERVICES
NEXTDC Ltd.(Australia)(a)		10,613	94,181

INFRASTRUCTURE	0.7%
ELECTRIC	0.5%
CenterPoint Energy, Inc.		9,193	177,884
PNM Resources, Inc.		4,099	169,412
Public Service Enterprise Group, Inc.		2,666	146,390

TOTAL ELECTRIC			493,686

FREIGHT RAILS	0.1%
Norfolk Southern Corp.		276	59,061

PIPELINES—C-CORP	0.1%
ONEOK, Inc.		6,567	170,611

TOTAL INFRASTRUCTURE			723,358

INFRASTRUCTURE—FOREIGN	0.5%
AIRPORTS	0.1%
Aena SME SA, 144A (Spain)(a),(b)		370	51,515
Auckland International Airport Ltd. (New Zealand)(a)		13,425	65,163

			116,678

GAS—DISTRIBUTION	0.1%
Snam S.p.A. (Italy)		22,752	117,009

PIPELINES—C-CORP	0.2%
Pembina Pipeline Corp. (Canada)		10,109	214,547

TOLL ROADS	0.1%
Eiffage SA (France)(a)		778	63,496

TOTAL INFRASTRUCTURE—FOREIGN			511,730

MARINE PORTS—FOREIGN	0.1%
Koninklijke Vopak NV (Netherlands)		2,486	140,081

MATERIALS	6.9%
CHEMICALS	0.6%
CF Industries Holdings, Inc.		4,931	151,431

		Shares	Value
FMC Corp.		3,870	$409,872

			561,303

CHEMICALS—FOREIGN	0.6%
Nutrien Ltd. (Canada)		5,877	230,555
Sociedad Quimica y Minera de Chile SA, ADR (Chile)(USD)		9,264	300,339
Yara International ASA (Norway)		3,200	123,135

			654,029

METALS & MINING	1.1%
Freeport-McMoRan, Inc.		12,244	191,496
Newmont Corp.		12,340	782,973
Nucor Corp.		2,419	108,516

			1,082,985

METALS & MINING—FOREIGN	4.6%
Agnico Eagle Mines Ltd. (Canada)		2,355	187,632
Anglo American PLC (South Africa)		22,388	541,646
ArcelorMittal SA (Luxembourg)(a)		6,165	82,015
Barrick Gold Corp. (Canada)		10,630	298,809
BHP Group PLC (Australia)		38,757	826,847
Fortescue Metals Group Ltd. (Australia)		17,685	207,764
Franco-Nevada Corp. (Canada)		618	86,359
Kirkland Lake Gold Ltd. (Canada)		12,099	590,616
Lundin Mining Corp. (Chile)(CAD)		16,528	92,226
MMC Norilsk Nickel PJSC, ADR (Russia)(USD)		6,877	165,895
Newcrest Mining Ltd. (Australia)		4,028	91,339
Nippon Steel Corp. (Japan)(a)		4,619	43,605
Pan American Silver Corp. (Canada)(USD)		7,128	229,165
POSCO (South Korea)		525	87,892
Rio Tinto Ltd. (Australia)		3,166	216,242
Sumitomo Metal Mining Co., Ltd. (Japan)		4,600	142,666
Vale SA, ADR (Brazil)(USD)		38,936	411,943
Wheaton Precious Metals Corp. (Brazil)(CAD)		4,376	214,730

			4,517,391

TOTAL MATERIALS			6,815,708

PIPELINES	0.5%
Kinder Morgan, Inc.		10,290	126,875
Williams Cos., Inc.		18,249	358,593

			485,468

PIPELINES—FOREIGN	1.2%
Enbridge, Inc. (Canada)		24,842	725,736

		Shares	Value
TC Energy Corp. (Canada)		10,625	$446,050

			1,171,786

RAILWAYS—FOREIGN	0.0%
Getlink SE (France)(a)		3,398	46,030

REAL ESTATE	28.2%
DATA CENTERS	1.2%
CyrusOne, Inc.		6,327	443,080
Digital Realty Trust, Inc.		5,312	779,589

			1,222,669

DATA CENTERS—FOREIGN	0.1%
GDS Holdings Ltd., ADR (China)(H shares)(a)		1,726	141,238

DIVERSIFIED—FOREIGN	6.4%
Activia Properties, Inc. (Japan)		65	247,548
CA Immobilien Anlagen AG (Austria)		5,871	173,559
CapitaLand Commercial Trust (Singapore)		177,900	215,712
Castellum AB (Sweden)		13,596	308,823
Charter Hall Group (Australia)		44,211	396,704
China Resources Land Ltd. (China)(H shares)		52,000	237,163
City Developments Ltd. (Singapore)		39,100	220,112
Covivio (France)		2,110	148,162
ESR Cayman Ltd., 144A (China)(H shares)(a),(b)		76,800	239,802
Fastighets AB Balder, Class B (Sweden)(a)		7,323	371,014
Hang Lung Properties Ltd. (Hong Kong)		103,000	262,502
ICADE (France)		696	38,997
Keppel DC REIT (Singapore)		115,200	246,232
LondonMetric Property PLC (United Kingdom)		46,547	133,132
Mirvac Group (Australia)		326,880	512,416
Mitsubishi Estate Co., Ltd. (Japan)		38,000	575,609
Mitsui Fudosan Co., Ltd. (Japan)		39,900	694,327
New World Development Co., Ltd. (Hong Kong)		83,152	405,924
NIPPON REIT Investment Corp. (Japan)		62	210,801
Sun Hung Kai Properties Ltd. (Hong Kong)		28,000	360,823
United Urban Investment Corp. (Japan)		252	280,415

			6,279,777

HEALTH CARE	2.8%
Healthpeak Properties, Inc.		24,336	660,722
Medical Properties Trust, Inc.		24,457	431,177
Ventas, Inc.		26,430	1,109,003
Welltower, Inc.		9,782	538,890

			2,739,792

HEALTH CARE—FOREIGN	0.6%
Assura PLC (United Kingdom)		184,002	183,153

		Shares	Value
Parkway Life Real Estate Investment Trust (Singapore)		119,400	$363,847

			547,000

HOTEL	0.2%
Hilton Worldwide Holdings, Inc.		2,255	192,397

HOTEL—FOREIGN	0.2%
Sands China Ltd. (H Shares)(Macau)		34,000	131,791

INDUSTRIALS	2.8%
Americold Realty Trust		10,090	360,718
Duke Realty Corp.		14,796	545,972
Prologis, Inc.		17,970	1,808,141

			2,714,831

INDUSTRIALS—FOREIGN	1.2%
GLP J-REIT (Japan)		206	317,052
Goodman Group (Australia)		12,893	166,931
Mitsui Fudosan Logistics Park, Inc. (Japan)		30	143,360
Segro PLC (United Kingdom)		35,741	429,519
Warehouses De Pauw CVA (Belgium)		4,290	156,118

			1,212,980

NET LEASE	1.6%
Agree Realty Corp.		6,543	416,396
VEREIT, Inc.		43,090	280,085
VICI Properties, Inc.		38,575	901,498

			1,597,979

NET LEASE—FOREIGN	0.2%
ARGAN SA (France)		1,696	166,424

OFFICE	0.3%
Kilroy Realty Corp.		5,510	286,300

OFFICE—FOREIGN	1.0%
Allied Properties REIT (Canada)		6,333	170,507
Alstria Office REIT AG (Germany)(a)		14,712	204,574
Derwent London PLC (United Kingdom)		2,192	72,576
Entra ASA, 144A (Norway)(b)		7,890	110,878
Gecina SA (France)		899	118,511
Nippon Building Fund, Inc. (Japan)		54	305,639
Workspace Group PLC (United Kingdom)		7,456	51,730

			1,034,415

RESIDENTIAL	2.0%
Essex Property Trust, Inc.		3,683	739,509
Invitation Homes, Inc.		20,620	577,154

		Shares	Value
UDR, Inc.		20,178	$658,005

			1,974,668

RESIDENTIAL—FOREIGN	2.6%
Aedifica SA (Belgium)		1,995	243,650
Daiwa House REIT Investment Corp. (Japan)		98	250,064
Deutsche Wohnen SE (Germany)		11,559	577,710
Instone Real Estate Group AG, 144A (Germany)(a),(b)		11,160	258,523
LEG Immobilien AG (Germany)(a)		2,118	301,897
UNITE Group PLC (United Kingdom)		8,269	89,410
Vonovia SE (Germany)		12,623	865,344

			2,586,598

RETAIL—FOREIGN	1.2%
Catena AB (Sweden)		3,474	153,826
Japan Retail Fund Investment Corp. (Japan)		214	331,063
Klepierre SA (France)		16,245	227,397
Link REIT (Hong Kong)		59,500	487,566

			1,199,852

SELF STORAGE	1.9%
Public Storage		8,546	1,903,365

SELF STORAGE—FOREIGN	0.2%
Safestore Holdings PLC (United Kingdom)		16,701	167,730

SHOPPING CENTERS	1.4%
Kimco Realty Corp.		26,029	293,087
Simon Property Group, Inc.		16,436	1,063,080

			1,356,167

SHOPPING CENTERS—FOREIGN	0.1%
Land Securities Group PLC (United Kingdom)		16,453	110,767

TIMBER	0.2%
Weyerhaeuser Co.		6,230	177,680

TOTAL REAL ESTATE			27,744,420

TOLL ROADS—FOREIGN	1.2%
Atlantia S.p.A. (Italy)(a)		5,286	82,785
Transurban Group (Australia)		35,595	363,457
Vinci SA (France)		7,638	638,205
Zhejiang Expressway Co., Ltd. (China)(H shares)		84,000	60,920

			1,145,367

WATER	0.8%
WATER UTILITIES	0.4%
American Water Works Co., Inc.		3,123	452,460

WATER UTILITIES—FOREIGN	0.4%
Guangdong Investment Ltd., (China)(H shares)		63,339	100,708

		Shares	Value
Pennon Group PLC (United Kingdom)		12,335	$164,110
United Utilities Group PLC (United Kingdom)		9,801	108,266

			373,084

TOTAL WATER			825,544

TOTAL COMMON STOCK (Identified cost—$50,024,631)			55,440,617

EXCHANGE-TRADED FUNDS—GOLD	4.0%
SPDR Gold MiniShares Trust(a)		208,000	3,910,400

TOTAL EXCHANGE-TRADED FUNDS—GOLD (Identified cost—$2,834,699)			3,910,400

PREFERRED SECURITIES—$25 PAR VALUE	0.4%
BANKS	0.4%
GMAC Capital Trust I, 6.065% (3 Month US LIBOR + 5.785%), due 2/15/40, Series 2 (TruPS)(FRN)(c)		3,201	79,929
PNC Financial Services Group, Inc., 6.125% to 5/1/22, Series P(c),(d),(e)		10,889	289,647

TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$368,893)			369,576

		Principal Amount
PREFERRED SECURITIES—CAPITAL SECURITIES	9.4%
BANKS	0.8%
Citigroup, Inc., 6.125% to 11/15/20, Series R(c),(d),(e)		$460,000	455,523
PNC Financial Services Group, Inc., 6.75% to 8/1/21, Series O(c),(d),(e)		375,000	384,534

			840,057

BANKS—FOREIGN	0.7%
BNP Paribas SA, 7.625% to 3/30/21, 144A (France)(USD)(b),(c),(d),(e),(f)		250,000	254,531
DNB Bank ASA, 6.50% to 3/26/22 (Norway) (USD)(c),(d),(e),(f),(g)		200,000	207,987
UBS Funding Switzerland Group AG, 7.125% to 8/10/21 (Switzerland)(USD)(c),(d),(e),(f),(g)		250,000	257,188

			719,706

COMMUNICATIONS	0.1%
TOWERS
American Tower Corp., 3.375%, due 10/15/26		100,000	110,799

ELECTRIC	0.5%
Dominion Energy, Inc., 3.071%, due 8/15/24		275,000	295,825

		Principal Amount	Value
DTE Energy Co., 2.529%, due 10/1/24, Series C		$175,000	$186,215

			482,040

ELECTRIC—FOREIGN	0.2%
Enel SpA, 8.75% to 9/24/23, due 9/24/73, 144A (Italy)(USD)(b),(c),(e)		200,000	234,086

ENERGY	0.1%
East Ohio Gas Co./The, 1.30%, due 6/15/25, 144A(b)		50,000	51,010

INFRASTRUCTURE—ELECTRIC	0.3%
CMS Energy Corp., 5.05%, due 3/15/22		155,000	163,309
NextEra Energy Capital Holdings, Inc., 2.75%, due 5/1/25		140,000	151,546

			314,855

INSURANCE	2.0%
LIFE/HEALTH INSURANCE	0.3%
Prudential Financial, Inc., 5.875% to 9/15/22, due 9/15/42(c),(e)		277,000	292,184

LIFE/HEALTH INSURANCE—FOREIGN	0.9%
Dai-ichi Life Insurance Co., Ltd., 7.25% to 7/25/21, 144A (Japan)(USD)(b),(c),(d),(e)		850,000	882,138

PROPERTY CASUALTY—FOREIGN	0.8%
Mitsui Sumitomo Insurance Co., Ltd., 7.00% to 3/15/22, due 3/15/72, 144A (Japan)(USD)(b),(c),(e)		700,000	753,722

TOTAL INSURANCE			1,928,044

INTEGRATED TELECOMMUNICATIONS SERVICES	0.5%
AT&T, Inc., 2.30%, due 6/1/27		92,000	96,711
T-Mobile USA, Inc., 3.50%, due 4/15/25, 144A(b)		225,000	247,100
Verizon Communications, Inc., 3.376%, due 2/15/25		180,000	200,627

			544,438

REAL ESTATE	4.0%
DATA CENTERS	0.3%
Equinix, Inc., 1.25%, due 7/15/25		250,000	251,945

DIVERSIFIED	0.1%
National Retail Properties, Inc., 3.90%, due 6/15/24		135,000	146,210

HEALTH CARE	0.6%
Diversified Healthcare Trust, 6.75%, due 12/15/21		95,000	97,082
Healthpeak Properties, Inc., 4.20%, due 3/1/24		175,000	192,850
Welltower, Inc., 3.625%, due 3/15/24		245,000	265,097

			555,029

NET LEASE	0.9%
Duke Realty LP, 3.625%, due 4/15/23		179,000	190,237
Highwoods Realty LP, 3.625%, due 1/15/23		250,000	260,093
VEREIT Operating Partnership LP, 4.875%, due 6/1/26		100,000	111,558
WP Carey, Inc., 4.00%, due 2/1/25		116,000	127,014

		Principal Amount	Value
WP Carey, Inc., 4.60%, due 4/1/24		$150,000	$166,393

			855,295

OFFICE	0.9%
Brandywine Operating Partnership LP, 3.95%, due 2/15/23		275,000	284,585
Corporate Office Properties LP, 2.25%, due 3/15/26		50,000	50,625
Corporate Office Properties LP, 3.60%, due 5/15/23		558,000	585,557

			920,767

SELF STORAGE	0.6%
CubeSmart LP, 3.125%, due 9/1/26		130,000	140,975
CubeSmart LP, 4.375%, due 12/15/23		270,000	296,953
CubeSmart LP, 4.80%, due 7/15/22		160,000	169,842

			607,770

SHOPPING CENTERS	0.6%
Kimco Realty Corp., 3.125%, due 6/1/23		85,000	89,534
Simon Property Group LP, 2.625%, due 6/15/22		135,000	138,609
Weingarten Realty Investors, 3.50%, due 4/15/23		156,000	161,111
Weingarten Realty Investors, 4.45%, due 1/15/24		200,000	213,472

			602,726

TOTAL REAL ESTATE			3,939,742

UTILITIES	0.2%
MULTI-UTILITIES
NiSource, Inc., 0.95%, due 8/15/25		150,000	150,062

TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$9,083,655)			9,314,839

CORPORATE BONDS	0.4%
FINANCIAL	0.3%
DIVERSIFIED FINANCIAL SERVICES
General Motors Financial Co., Inc., 3.389% (3 Month US LIBOR + 1.55%), due 1/14/22, (FRN)		100,000	100,529
Morgan Stanley, 4.085% to 1/15/21, Series J (FRN)(c),(d)		186,000	182,858

			283,387

INTEGRATED TELECOMMUNICATIONS SERVICES—FOREIGN	0.1%
Vodafone Group PLC, 2.833% (3 Month US LIBOR + 0.99%), due 1/16/24, (FRN)(United Kingdom)(USD)		75,000	75,661

TOTAL CORPORATE BONDS (Identified cost—$361,739)			359,048

U.S. TREASURY INFLATION-PROTECTED SECURITIES	0.3%
U.S. Treasury Inflation Indexed Bonds, 2.375%, due 1/15/25		274,866	319,132

			Value
TOTAL U.S. TREASURY INFLATION-PROTECTED SECURITIES (Identified cost—$301,214)			$319,132

		Shares
SHORT-TERM INVESTMENTS	28.7%
MONEY MARKET FUNDS	4.6%
State Street Institutional Treasury Money Market Fund, Premier Class I, 0.11%(h)		4,580,351	4,580,351

		Principal Amount
U.S. TREASURY BILLS	24.1%
U.S. Treasury Bills, 0.13%, due 10/8/20(i)		$2,580,000	2,579,935
U.S. Treasury Bills, 0.125%, due 10/15/20(i),(j)		3,850,000	3,849,813
U.S. Treasury Bills, 0.096%, due 11/5/20(i)		7,630,000	7,629,288
U.S. Treasury Bills, 0.09%, due 11/19/20(i)		6,770,000	6,769,171
U.S. Treasury Bills, 0.092%, due 11/27/20(i)		41,000	40,994
U.S. Treasury Bills, 0.093%, due 11/27/20(i)		2,607,000	2,606,618
U.S. Treasury Bills, 0.096%, due 11/27/20(i)		302,000	301,954

			23,777,773

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$28,358,124)			28,358,124

		Value
PURCHASED OPTION CONTRACTS (Premiums paid—$23,230)	0.0%	7,560

TOTAL INVESTMENTS IN SECURITIES (Identified cost—$91,356,185)	99.3%	98,079,296
WRITTEN OPTION CONTRACTS	(0.0)	(1,050)
OTHER ASSETS IN EXCESS OF LIABILITIES(k)	0.7	720,940

NET ASSETS	100.0%	$98,799,186

Exchange-Traded Option Contracts

Purchased Options
Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount(l)	Premiums Paid	Value
Call — Gold Futures	$2,000.00	11/24/20	3	$566,250	$23,230	$7,560

Written Options
Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount(l)	Premiums Received	Value
Call — Gold Futures	$2,300.00	11/24/20	(3)	$(566,250)	$(6,500)	$(1,050)

Glossary of Portfolio Abbreviations

ADR	American Depositary Receipt
CAD	Canadian Dollar
FRN	Floating Rate Note
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
SPDR	Standard & Poor’s Depositary Receipt
TruPS	Trust Preferred Securities
USD	United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.

(a)	Non-income producing security.
(b)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. Aggregate holdings amounted to $4,144,580 which represents 4.2% of the net assets of the Fund, of which 0.0% are illiquid.

(c)	Variable rate. Rate shown is in effect at September 30, 2020.
(d)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer.
(e)	Security converts to floating rate after the indicated fixed-rate coupon period.

(f)

Contingent Capital security (CoCo). CoCos are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. Aggregate holdings amounted to $719,706 or 0.7% of the net assets of the Fund.

(g)

Securities exempt from registration under Regulation S of the Securities Act of 1933. These securities are subject to resale restrictions. Aggregate holdings amounted to $465,175 which represents 0.5% of the net assets of the Fund, of which 0.0% are illiquid.

(h)	Rate quoted represents the annualized seven-day yield.
(i)	The rate shown is the effective yield on the date of purchase.
(j)	All or a portion of this security has been pledged as collateral for futures contracts. $4,964,799 in aggregate has been pledged as collateral to Morgan Stanley & Co. LLC.
(k)	Other assets less liabilities include unrealized appreciation/depreciation on open futures contracts at September 30, 2020.
(l)	Amount represents number of contracts multiplied by notional contract size multiplied by the underlying price.

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Notional Value	Unrealized Appreciation (Depreciation)
LONG FUTURES OUTSTANDING
Aluminum HG LME	46	November 16, 2020	$1,876,000	$2,015,087	$139,087
Aluminum HG LME	26	January 18, 2021	1,106,178	1,150,175	43,997
Aluminum HG LME	28	March 15, 2021	1,265,109	1,246,175	(18,934)
Brent Crude Oil(a)	43	November 30, 2020	1,822,917	1,838,250	15,333
Brent Crude Oil(a)	14	May 28, 2021	611,464	624,820	13,356
Coffee C	7	December 18, 2020	312,283	291,244	(21,039)
Coffee Robusta	29	November 24, 2020	393,067	378,450	(14,617)
Copper	23	May 26, 2021	1,754,560	1,749,437	(5,123)
Copper	10	December 29, 2020	759,385	758,125	(1,260)
Corn	116	December 14, 2020	1,962,994	2,198,200	235,206
Cotton No. 2	6	March 9, 2021	197,228	199,620	2,392
Gasoline	11	October 30, 2020	541,056	545,899	4,843
Gold	14	December 29, 2020	2,481,324	2,653,700	172,376
Gold	13	April 28, 2021	2,548,196	2,480,140	(68,056)
KC Wheat	34	December 14, 2020	735,209	866,575	131,366
Lean Hogs(a)	31	December 14, 2020	752,211	782,440	30,229
Lean Hogs(a)	3	February 12, 2021	73,126	81,600	8,474
Light Sweet Crude Oil	37	October 20, 2020	1,547,628	1,488,140	(59,488)
Light Sweet Crude Oil	10	May 20, 2021	405,532	422,800	17,268
Live Cattle	22	April 30, 2021	1,030,235	1,036,420	6,185
Low Sulphur Gasoil	22	November 12, 2020	775,277	734,250	(41,027)
Natural Gas	87	October 28, 2020	2,330,460	2,198,490	(131,970)
Natural Gas	19	February 24, 2021	599,889	588,810	(11,079)
Nickel LME	18	October 19, 2020	1,398,008	1,564,596	166,588
Nickel LME	21	November 16, 2020	1,768,044	1,827,157	59,113
Nickel LME	9	December 14, 2020	773,018	783,810	10,792
NY Harbor ULSD	14	October 30, 2020	754,320	677,494	(76,826)
Palladium	1	December 29, 2020	226,343	233,050	6,707
Silver	15	December 29, 2020	2,018,821	1,762,050	(256,771)
Soybean	26	November 13, 2020	1,284,279	1,330,550	46,271
Soybean Meal	32	March 12, 2021	964,641	1,083,200	118,559
Soybean Oil	40	May 14, 2021	814,553	800,640	(13,913)
Soybean Oil	5	December 14, 2020	87,432	99,390	11,958
Sugar 11	59	April 30, 2021	835,571	873,578	38,007
Wheat	32	May 14, 2021	894,943	938,000	43,057
Zinc LME	16	October 19, 2020	877,856	956,400	78,544
Zinc LME	1	November 16, 2020	59,591	59,925	334
Zinc LME	7	December 14, 2020	362,105	420,394	58,289
Zinc LME	16	January 18, 2021	962,284	963,200	916
Zinc LME	17	May 17, 2021	1,048,715	1,030,838	(17,877)

Futures Contracts (continued)
Description	Number of Contracts	Expiration Date	Notional Amount	Notional Value	Unrealized Appreciation (Depreciation)
SHORT FUTURES OUTSTANDING
Aluminum HG LME	55	November 16, 2020	$(2,342,792)	$(2,409,344)	$(66,552)
Aluminum HG LME	26	January 18, 2021	(1,163,682)	(1,150,175)	13,507
Brent Crude Oil(a)	22	April 30, 2021	(1,013,432)	(976,580)	36,852
Cotton No. 2	2	December 8, 2020	(64,805)	(65,790)	(985)
Feeder Cattle	4	November 19, 2020	(281,925)	(284,100)	(2,175)
Light Sweet Crude Oil	7	February 22, 2021	(305,045)	(290,290)	14,755
Live Cattle	6	December 31, 2020	(265,724)	(269,640)	(3,916)
Low Sulphur Gasoil	7	March 11, 2021	(279,814)	(245,525)	34,289
Nickel LME	14	November 16, 2020	(1,187,269)	(1,218,105)	(30,836)
Nickel LME	9	December 14, 2020	(808,656)	(783,810)	24,846
Nickel LME	18	October 19, 2020	(1,472,210)	(1,564,596)	(92,386)
NY Harbor ULSD	5	May 28, 2021	(287,264)	(258,615)	28,649
Sugar 11	27	February 26, 2021	(380,607)	(408,542)	(27,935)
Wheat	16	December 14, 2020	(440,182)	(462,400)	(22,218)
Zinc LME	16	October 19, 2020	(957,679)	(956,400)	1,279
Zinc LME	11	November 16, 2020	(659,379)	(659,175)	204
Zinc LME	16	January 18, 2021	(979,931)	(963,200)	16,731
Zinc LME	2	December 14, 2020	(112,699)	(120,113)	(7,414)

					$637,962

(a)	Futures contracts are cash settled based upon the price of the underlying commodity.

Glossary of Portfolio Abbreviations

HG	High Grade
LME	London Metal Exchange
ULSD	Ultra Low Sulfur Diesel

Country Summary	% of Net Assets
United States	68.1
Japan	5.7
Canada	3.7
United Kingdom	3.1
Australia	2.9
France	2.2
Germany	2.2
Hong Kong	1.8
China	1.3
Spain	1.1
Singapore	1.1
Sweden	0.8
Russia	0.8
Brazil	0.8
Norway	0.6
Belgium	0.6
South Africa	0.6
Italy	0.5
Other	2.1

100.0%

COHEN & STEERS REAL ASSETS FUND, INC.

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Futures contracts traded on a commodities exchange or board of trade are valued at their settlement price at the close of trading on such exchange or board of trade. Exchange traded options are valued at their last sale price as of the close of options trading on applicable exchanges on the valuation date. In the absence of a last sale price on such day, options are valued at the average of the quoted bid and ask prices as of the close of business. Over-the-counter (OTC) options are valued based upon prices provided by a third-party pricing service or counterparty.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges (including NASDAQ) are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity securities may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the OTC market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor) to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Fixed-income securities are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features which are then used to calculate the fair values.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at their closing net asset value (NAV).

COHEN & STEERS REAL ASSETS FUND, INC.

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment advisor, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Foreign equity fair value pricing procedures utilized by the Fund may cause certain non-U.S. equity holdings to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments.

COHEN & STEERS REAL ASSETS FUND, INC.

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The following is a summary of the inputs used as of September 30, 2020 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock:
Airports—Foreign	122,798	70,480	52,318	—
Communications—Foreign	435,238	—	435,238	—
Consumer Staples—Foreign	530,087	—	530,087	—
Consumer—Non-Cyclical	2,080,709	1,554,029	526,680	—
Electric—Foreign	861,706	330,470	531,236	—
Energy	5,490,361	2,055,377	3,434,984	—
Industrial	1,311,225	960,101	351,124	—
Information Technology	94,181	—	94,181	—
Infrastructure—Foreign	511,730	214,547	297,183	—
Materials	6,815,708	4,286,662	2,529,046	—
Railways—Foreign	46,030	—	46,030	—
Real Estate	27,744,420	14,682,167	13,062,253	—
Toll Roads—Foreign	1,145,367	—	1,145,367	—
Water	825,544	452,460	373,084	—
Other	7,425,513	7,425,513	—	—
Exchange—Traded Funds	3,910,400	3,910,400	—	—
Preferred Securities—$25 Par Value	369,576	369,576	—	—
Preferred Securities—Capital Securities	9,314,839	—	9,314,839	—
Corporate Bonds	359,048	—	359,048	—
U.S. Treasury Inflation—Protected Securities	319,132	—	319,132	—
Short-Term Investments	28,358,124	—	28,358,124	—
Purchase Option Contracts	7,560	7,560	—	—

Total Investments in Securities(a)	$98,079,296	$36,319,342	$61,759,954	$—

Futures Contracts	$1,630,359	$1,630,359	$—	$—

Total Derivative Assets(a)	$1,630,359	$1,630,359	$—	$—

Futures Contracts	$(992,397)	$(992,397)	$—	$—
Written Option Contracts	(1,050)	(1,050)	—	—

Total Derivatives Liabilities(a)	$(993,447)	$(993,447)	$—	$—

(a)	Portfolio holdings are disclosed individually on the Consolidated Schedule of Investments.

COHEN & STEERS REAL ASSETS FUND, INC.

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Note 2. Derivative Instruments

Options: The Fund may purchase and write exchange-listed and OTC put or call options on securities, stock indices and other financial instruments for hedging purposes, to enhance portfolio returns and/or reduce overall volatility.

When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When an option expires, the Fund realizes a gain on the option to the extent of the premium received. Premiums received from writing options which are exercised or closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium reduces the cost basis of the security purchased by the Fund. If a call option is exercised, the premium is added to the proceeds of the security sold to determine the realized gain or loss. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the underlying investment. Other risks include the possibility of an illiquid options market or the inability of the counterparties to fulfill their obligations under the contracts.

Put and call options purchased are accounted for in the same manner as portfolio securities. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract.

Futures Contracts: The Fund uses futures contracts in order to gain exposure to the underlying commodities markets. Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as change in unrealized appreciation or depreciation on futures in the Consolidated Statement of Operations. Realized gain or loss, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, is reported in the Consolidated Statement of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated as such on the Consolidated Schedule of Investments and cash deposited is recorded on the Consolidated Statement of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Consolidated Statement of Assets and Liabilities.

The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss, up to the notional value of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss.

COHEN & STEERS REAL ASSETS FUND, INC.

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

With exchange traded futures contracts, the exchange or board of trade acts as the counterparty to futures transactions; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of certain positions. In certain circumstances, the futures commissions merchant (FCM) can require additional margin on the futures contracts which would subject the Fund to counterparty credit risk with the FCM.

Morgan Stanley & Co. LLC serves as the Fund’s FCM for the purpose of trading in commodity futures contracts, options and interests therein.

The following summarizes the volume of the Fund’s futures contracts and option contracts activity during the nine months ended September 30, 2020:

Futures Contracts
Average Notional Amount—Long	$36,962,597
Average Notional Amount—Short	(10,106,871)

	Purchased Option Contracts	Written Option Contracts
Average Notional Amount(a),(b)	$6,083,284	$13,361,633

(a)

Average notional amounts represent the average for all months in which the Fund had option contracts outstanding at month end. For the period, this represents seven months for purchased options and three months for written options.

(b)	Notional amount is calculated using the number of contracts multiplied by notional contract size multiplied by the underlying price.